Schedule of Investments (unaudited)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Astronics Corp.(a)	13,430	$ 138,329
Axon Enterprise, Inc.(a)	4,132	685,623
Curtiss-Wright Corp.	10,380	1,733,356
Moog, Inc., Class A	1,724	151,298
Textron, Inc.	1,616	114,413
V2X, Inc.(a)	1,016	41,951
		2,864,970
Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A(a)	26,204	2,082,956
Airlines — 0.1%
JetBlue Airways Corp.(a)	69,155	448,124
Auto Components — 0.9%
BorgWarner, Inc.	5,804	233,611
Cooper-Standard Holdings, Inc.(a)	20,728	187,796
Dana, Inc.	9,489	143,568
Fox Factory Holding Corp.(a)(b)	7,340	669,628
Goodyear Tire & Rubber Co.(a)	65,631	666,155
Lear Corp.	5,882	729,485
Visteon Corp.(a)	1,396	182,639
		2,812,882
Automobiles — 0.0%
Winnebago Industries, Inc.	2,350	123,845
Banks — 5.6%
1st Source Corp.	2,532	134,424
Amalgamated Financial Corp.	13,918	320,671
Bank of Hawaii Corp.	14,905	1,156,032
Bank OZK	10,156	406,849
BankFinancial Corp.	7,279	76,648
Bar Harbor Bankshares	4,107	131,588
Capital City Bank Group, Inc.	1,716	55,770
Cullen/Frost Bankers, Inc.	4,234	566,086
Eagle Bancorp Montana, Inc.	1,922	31,059
East West Bancorp, Inc.	30,755	2,026,754
FB Financial Corp.	8,364	302,275
First Business Financial Services, Inc.	1,840	67,252
First Northwest Bancorp	4,910	75,418
Hancock Whitney Corp.	22,617	1,094,437
Heartland Financial U.S.A., Inc.	25,236	1,176,502
HomeTrust Bancshares, Inc.	6,258	151,256
Horizon Bancorp, Inc.	15,168	228,733
Independent Bank Corp.	77,918	1,863,799
Investar Holding Corp.	1,484	31,950
Lakeland Bancorp, Inc.	9,843	173,335
Mercantile Bank Corp.	5,454	182,600
Metropolitan Bank Holding Corp.(a)	4,933	289,419
Midland States Bancorp, Inc.	24,162	643,192
Northrim BanCorp, Inc.	1,570	85,675
Oak Valley Bancorp	837	18,958
OceanFirst Financial Corp.	52,325	1,111,906
Origin Bancorp, Inc.	3,138	115,165
Pinnacle Financial Partners, Inc.	41,818	3,069,441
Popular, Inc.	7,669	508,608
Republic First Bancorp, Inc.(a)	91,478	196,678
Southern First Bancshares, Inc.(a)	1,548	70,821
Summit Financial Group, Inc.	2,902	72,231
Synovus Financial Corp.	7,585	284,817
Towne Bank	1,817	56,036
Washington Federal, Inc.	4,861	163,087
Security	Shares	Value
Banks (continued)
WesBanco, Inc.	3,366	$ 124,475
Wintrust Financial Corp.	11,825	999,449
		18,063,396
Beverages — 0.7%
Boston Beer Co., Inc., Class A, NVS(a)	217	71,506
Brown-Forman Corp., Class B, NVS	2,066	135,695
Primo Water Corp.	128,220	1,992,539
		2,199,740
Biotechnology — 5.1%
4D Molecular Therapeutics, Inc.(a)	5,433	120,667
Agenus, Inc.(a)	40,146	96,350
Akebia Therapeutics, Inc.(a)	75,711	43,685
Alector, Inc.(a)	48,695	449,455
Alkermes PLC(a)	10,238	267,519
Allakos, Inc.(a)	28,596	240,778
Allogene Therapeutics, Inc.(a)	7,902	49,704
Allovir, Inc.(a)	12,027	61,698
ALX Oncology Holdings, Inc.(a)	4,955	55,843
Applied Molecular Transport, Inc.(a)	16,205	6,806
ARS Pharmaceuticals, Inc.(a)	13,920	118,738
Atara Biotherapeutics, Inc.(a)	18,461	60,552
Atreca, Inc., Class A(a)	39,802	31,865
Beam Therapeutics, Inc.(a)	2,042	79,863
Beyondspring, Inc.(a)(b)	13,140	24,703
Black Diamond Therapeutics, Inc.(a)	18,150	32,670
Bluebird Bio, Inc.(a)	9,074	62,792
Blueprint Medicines Corp.(a)	20,446	895,739
Bridgebio Pharma, Inc.(a)	11,101	84,590
Cabaletta Bio, Inc.(a)(b)	2,897	26,797
CareDx, Inc.(a)	11,202	127,815
Coherus Biosciences, Inc.(a)	1,641	12,997
Deciphera Pharmaceuticals, Inc.(a)	45,786	750,433
Denali Therapeutics, Inc.(a)	8,451	235,022
Editas Medicine, Inc.(a)(b)	17,229	152,821
Emergent BioSolutions, Inc.(a)	18,368	216,926
Exact Sciences Corp.(a)	9,988	494,506
Exelixis, Inc.(a)	112,328	1,801,741
Fate Therapeutics, Inc.(a)	42,641	430,248
FibroGen, Inc.(a)	2,979	47,724
Foghorn Therapeutics, Inc.(a)(b)	5,601	35,734
Frequency Therapeutics, Inc.(a)	9,695	37,326
Halozyme Therapeutics, Inc.(a)	1,339	76,189
Heron Therapeutics, Inc.(a)	31,711	79,277
Infinity Pharmaceuticals, Inc.(a)	9,578	5,316
Inozyme Pharma, Inc.(a)	3,382	3,551
Intercept Pharmaceuticals, Inc.(a)	5,527	68,369
Ironwood Pharmaceuticals, Inc.(a)	10,295	127,555
Karyopharm Therapeutics, Inc.(a)(b)	55,309	188,051
Kiniksa Pharmaceuticals Ltd., Class A(a)	20,981	314,295
Kodiak Sciences, Inc.(a)	33,871	242,516
Kronos Bio, Inc.(a)	79,871	129,391
MacroGenics, Inc.(a)	29,003	194,610
Metacrine, Inc.(a)(b)	10,531	4,717
Mirum Pharmaceuticals, Inc.(a)	6,863	133,828
Neurocrine Biosciences, Inc.(a)	18,068	2,158,042
NextCure, Inc.(a)	14,673	20,689
Olema Pharmaceuticals, Inc.(a)	34,957	85,645
Oncorus, Inc.(a)	2,294	581
Passage Bio, Inc.(a)	10,758	14,846
PhaseBio Pharmaceuticals, Inc.(a)	12,789	385
Poseida Therapeutics, Inc.(a)(b)	25,488	135,086
Precision BioSciences, Inc.(a)	19,743	23,494

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(a)	24,279	$ 926,729
Puma Biotechnology, Inc.(a)	4,939	20,892
Quince Therapeutics, Inc.(a)(b)	8,421	5,368
Recursion Pharmaceuticals, Inc., Class A(a)	12,868	99,212
Relay Therapeutics, Inc.(a)	6,274	93,734
Rocket Pharmaceuticals, Inc.(a)	6,183	121,001
Sana Biotechnology, Inc.(a)(b)	7,096	28,029
Sangamo Therapeutics, Inc.(a)(b)	73,813	231,773
Scholar Rock Holding Corp.(a)	10,851	98,202
Solid Biosciences, Inc.(a)	723	3,888
Sorrento Therapeutics, Inc.(a)	23,681	20,981
Spruce Biosciences, Inc.(a)	690	759
SQZ Biotechnologies Co.(a)	1,031	763
Sutro Biopharma, Inc.(a)	20,974	169,470
Taysha Gene Therapies, Inc.(a)	32,050	72,433
Twist Bioscience Corp.(a)	948	22,572
Ultragenyx Pharmaceutical, Inc.(a)	42,369	1,962,956
United Therapeutics Corp.(a)	2,710	753,624
Veracyte, Inc.(a)	2,200	52,206
Vincerx Pharma, Inc.(a)	8,097	8,259
Vir Biotechnology, Inc.(a)	20,746	525,081
Voyager Therapeutics, Inc.(a)	11,249	68,619
X4 Pharmaceuticals, Inc.(a)	10,021	9,951
		16,457,042
Building Products — 2.9%
A O Smith Corp.	23,196	1,327,739
Allegion PLC	10,285	1,082,599
Builders FirstSource, Inc.(a)	26,262	1,703,879
Caesarstone Ltd.	9,630	54,987
Carlisle Cos., Inc.	1,804	425,113
Masterbrand, Inc.(a)	14,837	112,019
Owens Corning	44,387	3,786,211
PGT Innovations, Inc.(a)	504	9,052
UFP Industries, Inc.	11,930	945,452
		9,447,051
Capital Markets — 3.7%
Carlyle Group, Inc.	75,686	2,258,470
Cboe Global Markets, Inc.	33,680	4,225,830
Houlihan Lokey, Inc.	3,555	309,854
Jefferies Financial Group, Inc.	55,820	1,913,510
LPL Financial Holdings, Inc.	7,272	1,571,988
Stifel Financial Corp.	29,647	1,730,495
		12,010,147
Chemicals — 1.2%
CF Industries Holdings, Inc.	8,683	739,792
Ginkgo Bioworks Holdings, Inc.(a)(b)	80,475	136,003
Hawkins, Inc.	3,529	136,219
HB Fuller Co.	3,444	246,659
Huntsman Corp.	47,789	1,313,242
Livent Corp.(a)	29,954	595,186
Mosaic Co.	5,450	239,091
RPM International, Inc.	615	59,932
Valvoline, Inc.	13,215	431,470
		3,897,594
Commercial Services & Supplies — 1.0%
Tetra Tech, Inc.	22,256	3,231,349
Communications Equipment — 0.9%
Applied Optoelectronics, Inc.(a)(b)	8,398	15,872
Security	Shares	Value
Communications Equipment (continued)
Calix, Inc.(a)	5,665	$ 387,656
Juniper Networks, Inc.	81,564	2,606,786
		3,010,314
Construction & Engineering — 3.0%
AECOM	49,366	4,192,654
Ameresco, Inc., Class A(a)	1,528	87,310
MasTec, Inc.(a)	15,031	1,282,595
Matrix Service Co.(a)	42,018	261,352
Valmont Industries, Inc.	11,376	3,761,702
		9,585,613
Consumer Finance — 0.5%
Ally Financial, Inc.	39,508	965,970
Enova International, Inc.(a)	2,189	83,992
LendingClub Corp.(a)	14,370	126,456
LendingTree, Inc.(a)	19,008	405,441
PROG Holdings, Inc.(a)	4,853	81,967
		1,663,826
Containers & Packaging — 1.7%
Avery Dennison Corp.	9,206	1,666,286
Berry Global Group, Inc.	28,007	1,692,463
Crown Holdings, Inc.	19,338	1,589,777
Greif, Inc., Class A, NVS	8,571	574,771
		5,523,297
Diversified Consumer Services — 0.4%
H&R Block, Inc.	18,611	679,488
Laureate Education, Inc.	37,737	363,030
Service Corp. International	4,473	309,263
		1,351,781
Diversified Financial Services — 1.2%
Voya Financial, Inc.	60,716	3,733,427
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)	17,015	390,494
EchoStar Corp., Class A(a)	73,985	1,234,070
Iridium Communications, Inc.(a)	5,130	263,682
Ooma, Inc.(a)	17,175	233,924
		2,122,170
Electric Utilities — 1.1%
Portland General Electric Co.	70,470	3,453,030
Electrical Equipment — 1.7%
Atkore, Inc.(a)	6,967	790,197
Hubbell, Inc.	1,773	416,088
nVent Electric PLC	7,438	286,140
Regal Rexnord Corp.(b)	21,943	2,632,721
SunPower Corp.(a)	9,775	176,243
Sunrun, Inc.(a)	43,754	1,050,971
		5,352,360
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.(a)	15,786	1,650,742
Avnet, Inc.	2,197	91,352
ScanSource, Inc.(a)	10,769	314,670
TD SYNNEX Corp.	32,572	3,084,894
		5,141,658
Energy Equipment & Services — 1.2%
Borr Drilling Ltd.(a)	10,710	53,229
Helmerich & Payne, Inc.	6,209	307,780
Newpark Resources, Inc.(a)	34,768	144,287
Oceaneering International, Inc.(a)	13,630	238,389
Patterson-UTI Energy, Inc.	101,972	1,717,208

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
ProPetro Holding Corp.(a)	44,160	$ 457,939
Schlumberger Ltd.	10,804	577,582
TechnipFMC PLC(a)	18,048	220,005
		3,716,419
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(a)	14,032	80,123
Equity Real Estate Investment Trusts (REITs) — 7.1%
American Homes 4 Rent, Class A	51,691	1,557,967
Ashford Hospitality Trust, Inc.(a)	15,584	69,661
Braemar Hotels & Resorts, Inc.	113,683	467,237
Brixmor Property Group, Inc.	172,764	3,916,560
Clipper Realty, Inc.	18	115
CubeSmart	59,586	2,398,337
EastGroup Properties, Inc.	9,524	1,410,123
Equity LifeStyle Properties, Inc.	22,874	1,477,660
First Industrial Realty Trust, Inc.	80,207	3,870,790
Highwoods Properties, Inc.	45,215	1,265,116
Lamar Advertising Co., Class A	9,796	924,742
Paramount Group, Inc.	38,843	230,727
Park Hotels & Resorts, Inc.	96,488	1,137,594
Regency Centers Corp.	66,224	4,139,000
		22,865,629
Food & Staples Retailing — 0.0%
Casey’s General Stores, Inc.	495	111,053
Food Products — 0.9%
Bunge Ltd.	7,812	779,403
Flowers Foods, Inc.	2,164	62,193
Ingredion, Inc.	14,004	1,371,412
Lancaster Colony Corp.	662	130,612
Seneca Foods Corp., Class A(a)	1,547	94,290
Vital Farms, Inc.(a)	25,516	380,699
		2,818,609
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	28,634	59,845
Eargo, Inc.(a)	185,017	106,385
Enovis Corp.(a)(b)	69,011	3,693,469
Globus Medical, Inc., Class A(a)	21,139	1,569,993
Merit Medical Systems, Inc.(a)	4,663	329,301
Nevro Corp.(a)	2,899	114,800
NuVasive, Inc.(a)	2,666	109,946
OraSure Technologies, Inc.(a)	8,113	39,105
Shockwave Medical, Inc.(a)	2,131	438,155
Tactile Systems Technology, Inc.(a)	16,585	190,396
Varex Imaging Corp.(a)	6,095	123,728
		6,775,123
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.(a)	10,962	183,175
Accolade, Inc.(a)	14,077	109,660
AMN Healthcare Services, Inc.(a)	8,741	898,750
Brookdale Senior Living, Inc.(a)	11,206	30,592
Ensign Group, Inc.	39,912	3,776,074
Henry Schein, Inc.(a)	11,083	885,199
Invitae Corp.(a)(b)	43,143	80,246
LHC Group, Inc.(a)	1,816	293,629
Option Care Health, Inc.(a)	68,450	2,059,661
Privia Health Group, Inc.(a)(b)	52,341	1,188,664
		9,505,650
Health Care Technology — 1.6%
Allscripts Healthcare Solutions, Inc.(a)	62,108	1,095,585
Security	Shares	Value
Health Care Technology (continued)
American Well Corp., Class A(a)	99,160	$ 280,623
Evolent Health, Inc., Class A(a)	31,641	888,479
Health Catalyst, Inc.(a)	28,270	300,510
NextGen Healthcare, Inc.(a)	3,908	73,392
Phreesia, Inc.(a)	17,360	561,770
Tabula Rasa HealthCare, Inc.(a)	27,479	136,021
Teladoc Health, Inc.(a)	74,779	1,768,524
		5,104,904
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.	51,445	2,805,296
Choice Hotels International, Inc.	13,899	1,565,583
Hilton Grand Vacations, Inc.(a)	9,004	347,014
International Game Technology PLC(b)	17,286	392,047
NEOGAMES SA(a)	3,455	42,116
Papa John’s International, Inc.	62	5,103
PlayAGS, Inc.(a)	7,155	36,491
Texas Roadhouse, Inc.	17,001	1,546,241
Travel + Leisure Co.	87,276	3,176,846
Wendy’s Co.	88,582	2,004,611
Wingstop, Inc.	1,523	209,595
		12,130,943
Household Durables — 0.1%
GoPro, Inc., Class A(a)	56,943	283,576
iRobot Corp.(a)	1,636	78,741
		362,317
Household Products — 0.3%
Central Garden & Pet Co., Class A, NVS(a)	26,015	931,337
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp., Class A	49,810	1,371,767
Clearway Energy, Inc., Class A	6,626	198,250
Clearway Energy, Inc., Class C	2,330	74,257
		1,644,274
Insurance — 2.2%
American Financial Group, Inc.	6,756	927,464
Assured Guaranty Ltd.	6,838	425,734
Bright Health Group, Inc.(a)	30,452	19,791
Brighthouse Financial, Inc.(a)	13,841	709,628
Crawford & Co., Class A, NVS	2,123	11,804
Hanover Insurance Group, Inc.	4,127	557,681
Hippo Holdings, Inc.(a)	5,544	75,398
Investors Title Co.	154	22,723
Lincoln National Corp.	4,158	127,734
Oscar Health, Inc., Class A(a)	38,421	94,515
Reinsurance Group of America, Inc.	11,597	1,647,818
Unum Group	36,401	1,493,533
W. R. Berkley Corp.	13,306	965,616
		7,079,439
Interactive Media & Services — 0.5%
Bumble, Inc., Class A(a)	5,377	113,186
Eventbrite, Inc., Class A(a)(b)	64,383	377,285
Liberty TripAdvisor Holdings, Inc., Class A(a)	8,568	5,737
Outbrain, Inc.(a)	18,835	68,183
Vimeo, Inc.(a)	49,445	169,596
Yelp, Inc.(a)	31,477	860,581
		1,594,568
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	24,566	234,851
Overstock.com, Inc.(a)	27,001	522,739
RealReal, Inc.(a)(b)	83,884	104,855

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A(a)	76,458	$ 237,784
Wayfair, Inc., Class A(a)	1,648	54,203
		1,154,432
IT Services — 2.4%
Affirm Holdings, Inc.(a)(b)	19,602	189,551
Conduent, Inc.(a)	111,869	453,070
ExlService Holdings, Inc.(a)	3,877	656,880
Fastly, Inc., Class A(a)	3,698	30,287
Flywire Corp.(a)	15,737	385,084
Genpact Ltd.	51,096	2,366,767
Kyndryl Holdings, Inc.(a)	33,857	376,490
Marqeta, Inc., Class A(a)	37,465	228,911
Paysafe Ltd.(a)	45,112	626,600
Repay Holdings Corp.(a)	7,082	57,010
Sabre Corp.(a)	19,467	120,306
StoneCo Ltd., Class A(a)	169,139	1,596,672
Wix.com Ltd.(a)	5,912	454,219
		7,541,847
Leisure Products — 0.3%
Brunswick Corp.	15,020	1,082,642
Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.(a)	6,969	53,243
Berkeley Lights, Inc.(a)	24,094	64,572
Bruker Corp.	34,122	2,332,239
NanoString Technologies, Inc.(a)	10,357	82,545
Personalis, Inc.(a)	167,994	332,628
QIAGEN NV(a)	14,752	735,682
Repligen Corp.(a)	6,761	1,144,705
Singular Genomics Systems, Inc.(a)	13,189	26,510
		4,772,124
Machinery — 3.9%
Allison Transmission Holdings, Inc.	23,651	983,882
Altra Industrial Motion Corp.	4,090	244,377
Astec Industries, Inc.	1,359	55,257
Chart Industries, Inc.(a)(b)	1,659	191,167
Donaldson Co., Inc.	22,632	1,332,346
Graco, Inc.	39,479	2,655,357
Hurco Cos., Inc.	1,888	49,333
Manitowoc Co., Inc.(a)	17,831	163,332
Snap-on, Inc.	18,610	4,252,199
Timken Co.	33,968	2,400,519
Toro Co.	401	45,393
		12,373,162
Marine — 0.1%
Matson, Inc.	3,311	206,971
Media — 0.6%
Cardlytics, Inc.(a)	20,555	118,808
comScore, Inc.(a)	13,276	15,400
Interpublic Group of Cos., Inc.	27,337	910,596
News Corp., Class B	31,352	578,131
TEGNA, Inc.	13,438	284,751
		1,907,686
Metals & Mining — 1.9%
Commercial Metals Co.	2,806	135,530
Reliance Steel & Aluminum Co.	14,845	3,005,222
Royal Gold, Inc.	6,888	776,415
SSR Mining, Inc.(b)	23,224	363,920
Steel Dynamics, Inc.	18,023	1,760,847
		6,041,934
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp.	33,042	$ 239,555
Multiline Retail — 0.3%
Dillard’s, Inc., Class A	1,863	602,122
Kohl’s Corp.	6,144	155,136
Macy’s, Inc.	9,419	194,502
		951,760
Multi-Utilities — 1.1%
Black Hills Corp.	51,301	3,608,512
Oil, Gas & Consumable Fuels — 4.0%
Ardmore Shipping Corp.(a)	25,461	366,893
Chesapeake Energy Corp.	12,766	1,204,727
Chord Energy Corp.	1,885	257,887
Comstock Resources, Inc.	24,963	342,243
Devon Energy Corp.	20,018	1,231,307
EOG Resources, Inc.	17,315	2,242,639
Magnolia Oil & Gas Corp., Class A	75,625	1,773,406
Marathon Oil Corp.	86,550	2,342,909
PBF Energy, Inc., Class A	11,821	482,060
Scorpio Tankers, Inc.	5,915	318,050
Targa Resources Corp.	23,776	1,747,536
Texas Pacific Land Corp.	62	145,342
World Fuel Services Corp.	18,478	505,004
		12,960,003
Personal Products — 0.3%
elf Beauty, Inc.(a)	5,756	318,307
Herbalife Nutrition Ltd.(a)(b)	18,896	281,173
Honest Co., Inc.(a)	12,954	38,992
Medifast, Inc.	478	55,137
Nature’s Sunshine Products, Inc.(a)	3,272	27,223
Olaplex Holdings, Inc.(a)	22,445	116,938
		837,770
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc.(a)	1,642	33,349
Nektar Therapeutics(a)	196,975	445,163
NGM Biopharmaceuticals, Inc.(a)	35,488	178,150
Perrigo Co. PLC	37,628	1,282,739
Pliant Therapeutics, Inc.(a)	2,415	46,682
Reata Pharmaceuticals, Inc., Class A(a)(b)	4,257	161,723
Revance Therapeutics, Inc.(a)	3,336	61,583
Tricida, Inc.(a)	33,473	5,118
		2,214,507
Professional Services — 2.3%
ASGN, Inc.(a)	2,669	217,470
Booz Allen Hamilton Holding Corp.	5,317	555,733
Insperity, Inc.	32,879	3,735,054
KBR, Inc.	39,930	2,108,304
Kelly Services, Inc., Class A, NVS	14,569	246,216
Kforce, Inc.	6,661	365,223
ManpowerGroup, Inc.	1,374	114,330
Mistras Group, Inc.(a)	19,091	94,119
		7,436,449
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.(a)	36,148	230,986
Compass, Inc., Class A(a)	15,693	36,565
Zillow Group, Inc., Class A(a)	3,103	96,844
Zillow Group, Inc., Class C, NVS(a)	21,100	679,631
		1,044,026
Road & Rail — 0.4%
Covenant Logistics Group, Inc.	6,754	233,486

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Ryder System, Inc.	3,018	$ 252,214
Schneider National, Inc., Class B	29,446	689,036
		1,174,736
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(a)	5,205	156,254
Cirrus Logic, Inc.(a)	21,748	1,619,791
First Solar, Inc.(a)	1,705	255,392
Lattice Semiconductor Corp.(a)	10,388	673,973
MaxLinear, Inc.(a)	18,714	635,340
Photronics, Inc.(a)	3,208	53,991
Power Integrations, Inc.	1,894	135,838
Semtech Corp.(a)	81,544	2,339,497
Silicon Laboratories, Inc.(a)	22,601	3,066,278
Synaptics, Inc.(a)	1,493	142,074
		9,078,428
Software — 6.8%
ACI Worldwide, Inc.(a)	48,641	1,118,743
Alteryx, Inc., Class A(a)	2,177	110,309
Appfolio, Inc., Class A(a)	498	52,479
AppLovin Corp., Class A(a)	35,517	373,994
Asana, Inc., Class A(a)	24,626	339,100
Avaya Holdings Corp.(a)	66,779	13,089
Bill.com Holdings, Inc.(a)	13,610	1,482,946
Box, Inc., Class A(a)	20,947	652,080
Confluent, Inc., Class A(a)	1,825	40,588
Coupa Software, Inc.(a)	1,041	82,416
Domo, Inc., Class B(a)	28,485	405,626
Fair Isaac Corp.(a)	1,349	807,484
LivePerson, Inc.(a)	93,556	948,658
Manhattan Associates, Inc.(a)	26,720	3,243,808
Model N, Inc.(a)	14,281	579,237
PagerDuty, Inc.(a)	75,866	2,015,001
Paylocity Holding Corp.(a)	15,878	3,084,460
PROS Holdings, Inc.(a)	3,564	86,463
Q2 Holdings, Inc.(a)	6,858	184,274
Qualys, Inc.(a)	4,552	510,871
Rapid7, Inc.(a)	22,450	762,851
RingCentral, Inc., Class A(a)	60,852	2,154,161
Sumo Logic, Inc.(a)	31,247	253,101
Tenable Holdings, Inc.(a)	12,116	462,225
Teradata Corp.(a)	36,081	1,214,487
UiPath, Inc., Class A(a)	9,417	119,690
Varonis Systems, Inc.(a)	28,714	687,413
		21,785,554
Specialty Retail — 4.1%
Aaron’s Co., Inc.	13,195	157,680
American Eagle Outfitters, Inc.	2,267	31,647
Asbury Automotive Group, Inc.(a)	923	165,448
AutoNation, Inc.(a)	10,754	1,153,904
Chico’s FAS, Inc.(a)	68,271	335,893
Conn’s, Inc.(a)	26,036	179,128
Dick’s Sporting Goods, Inc.	26,614	3,201,398
Foot Locker, Inc.	24,795	937,003
Gap, Inc.	69,947	789,002
Lithia Motors, Inc.	6,395	1,309,312
MarineMax, Inc.(a)	15,043	469,643
Murphy U.S.A., Inc.	4,991	1,395,184
Shift Technologies, Inc.(a)	26,791	3,989
Signet Jewelers Ltd.	11,183	760,444
Williams-Sonoma, Inc.	18,996	2,183,021
		13,072,696
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A(a)	27,470	$ 735,097
Super Micro Computer, Inc.(a)	772	63,381
		798,478
Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	8,380	625,232
Crocs, Inc.(a)	5,208	564,703
Deckers Outdoor Corp.(a)	5,974	2,384,582
Ralph Lauren Corp.	18,766	1,983,003
Tapestry, Inc.	14,856	565,717
		6,123,237
Thrifts & Mortgage Finance — 1.7%
Essent Group Ltd.	51,207	1,990,928
Federal Agricultural Mortgage Corp., Class C, NVS	23,259	2,621,522
MGIC Investment Corp.	42,277	549,601
NMI Holdings, Inc., Class A(a)	4,752	99,317
Western New England Bancorp, Inc.	16,148	152,760
		5,414,128
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	6,793	856,122
Beacon Roofing Supply, Inc.(a)	1,852	97,767
GATX Corp.	23,215	2,468,683
McGrath RentCorp	201	19,846
MRC Global, Inc.(a)	11,693	135,405
Rush Enterprises, Inc., Class A	47,421	2,479,170
SiteOne Landscape Supply, Inc.(a)	3,909	458,604
		6,515,597
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)(b)	20,247	422,150
Total Common Stocks — 99.1% (Cost: $333,014,976)		318,055,344
Rights
Biotechnology — 0.0%
Akouos, Inc., CVR(a)	2,192	1,732
Pharmaceuticals — 0.0%
Zogenix, Inc., CVR(a)(c)	3,373	2,293
Total Rights — 0.0% (Cost: $ —)		4,025
Total Long-Term Investments — 99.1% (Cost: $333,014,976)		318,059,369

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(d)(e)	2,618,412	$ 2,618,412
SL Liquidity Series, LLC, Money Market Series, 4.49%(d)(e)(f)	5,563,652	5,563,096
Total Short-Term Securities — 2.5% (Cost: $8,179,180)		8,181,508
Total Investments — 101.6% (Cost: $341,194,156)		326,240,877
Liabilities in Excess of Other Assets — (1.6)%		(5,163,399)
Net Assets — 100.0%		$ 321,077,478
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,423,445	$ —	$ (3,805,033)(a)	$ —	$ —	$ 2,618,412	2,618,412	$ 44,529	$ —
SL Liquidity Series, LLC, Money Market Series	751,630	4,809,943(a)	—	(677)	2,200	5,563,096	5,563,652	32,081(b)	—
				$ (677)	$ 2,200	$ 8,181,508		$ 76,610	$ —
(a)	Represents net amount purchased (sold).
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	17	03/17/23	$ 3,282	$ (26,249)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 318,055,344	$ —	$ —	$ 318,055,344
Rights	—	1,732	2,293	4,025
Short-Term Securities
Money Market Funds	2,618,412	—	—	2,618,412
	$ 320,673,756	$ 1,732	$ 2,293	320,677,781
Investments valued at NAV(a)				5,563,096
				$ 326,240,877
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (26,249)	$ —	$ —	$ (26,249)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
S&P	Standard & Poor’s